Schedule of Investments (unaudited)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
3.63%, 01/15/31	$325	$288,779
3.75%, 02/15/28(a)	345	324,950
4.00%, 02/15/30	238	219,519
4.88%, 01/15/29(a)	250	242,688
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)	290	303,773
		1,379,709
Aerospace & Defense — 1.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	305	311,767
Moog Inc., 4.25%, 12/15/27(b)	325	311,092
Spirit AeroSystems Inc.
3.85%, 06/15/26	175	167,957
9.38%, 11/30/29(b)	450	487,036
TransDigm Inc.
6.38%, 03/01/29(b)	1,499	1,526,882
6.63%, 03/01/32(b)	1,185	1,212,050
6.75%, 08/15/28(b)	1,125	1,146,625
6.88%, 12/15/30(b)	788	810,349
7.13%, 12/01/31(b)	550	570,838
		6,544,596
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27(b)	262	257,695
6.00%, 06/15/30(b)	490	486,205
Vector Group Ltd., 5.75%, 02/01/29(b)	505	484,452
		1,228,352
Airlines — 1.9%
Air Canada, 3.88%, 08/15/26(b)	665	639,622
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	300	279,802
American Airlines Inc.
7.25%, 02/15/28(a)(b)	387	386,671
8.50%, 05/15/29(b)	540	555,936
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	1,181	1,173,341
5.75%, 04/20/29(b)	1,571	1,534,931
Delta Air Lines Inc.
3.75%, 10/28/29(a)	233	216,124
4.38%, 04/19/28(a)	75	72,526
United Airlines Inc.
4.38%, 04/15/26(b)	1,120	1,091,986
4.63%, 04/15/29(b)	1,050	992,290
		6,943,229
Apparel — 0.3%
Kontoor Brands Inc., 4.13%, 11/15/29(b)	240	220,603
Levi Strauss & Co., 3.50%, 03/01/31(b)	315	274,563
Under Armour Inc., 3.25%, 06/15/26	285	271,646
William Carter Co. (The), 5.63%, 03/15/27(b)	290	286,858
		1,053,670
Auto Manufacturers — 0.6%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	575	511,775
4.75%, 10/01/27(b)	125	122,007
5.88%, 06/01/29(b)	290	289,941
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	290	277,099
5.50%, 07/15/29(b)	235	229,825
5.88%, 01/15/28(b)	320	316,843
Security	Par (000)	Value

Auto Manufacturers (continued)
7.75%, 10/15/25(b)	$390	$390,432
		2,137,922
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd., 7.00%, 04/15/28(b)	275	281,090
Dana Inc.
4.25%, 09/01/30	234	206,638
4.50%, 02/15/32(a)	190	166,007
5.38%, 11/15/27(a)	237	232,905
5.63%, 06/15/28	130	126,693
IHO Verwaltungs GmbH
4.75%, 09/15/26,
(4.75% Cash and 5.50% PIK)(b)(c)	180	175,508
6.00%, 05/15/27,
(6.00% Cash and 6.75% PIK)(b)(c)	290	287,690
6.38%, 05/15/29,
(6.38% Cash and 7.13% PIK)(b)(c)	265	265,260
Phinia Inc., 6.75%, 04/15/29(b)	305	311,103
ZF North America Capital Inc.
6.75%, 04/23/30(b)	460	468,592
6.88%, 04/14/28(b)	345	353,615
6.88%, 04/23/32(b)	320	330,850
7.13%, 04/14/30(b)	255	264,699
		3,470,650
Banks — 1.5%
Banc of California, 3.25%, 05/01/31, (3-mo. SOFR + 2.520%)(d)	205	190,142
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	515	563,213
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(b)(d)	430	372,290
4.95%, 06/01/42, (1-year CMT + 2.750%)(b)(d)	405	313,972
5.71%, 01/15/26(b)	880	879,067
Popular Inc., 7.25%, 03/13/28	240	250,353
Standard Chartered PLC, 7.01%, (3-mo. LIBOR US + 1.460%)(b)(d)(e)	405	411,815
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(d)	230	213,199
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(b)(d)	800	767,984
5.86%, 06/19/32,
(5-year USD ICE Swap + 3.703%)(b)(d)	440	436,368
7.30%, 04/02/34,
(5-year USD ICE Swap + 4.914%)(b)(d)	665	690,522
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. SOFR + 2.360%)(d)	160	127,230
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. SOFR + 2.250%)(a)(d)	345	308,786
		5,524,941
Building Materials — 2.6%
Boise Cascade Co., 4.88%, 07/01/30(b)	225	211,729
Builders FirstSource Inc.
4.25%, 02/01/32(b)	705	630,073
5.00%, 03/01/30(b)	345	330,087
6.38%, 06/15/32(a)(b)	388	393,507
6.38%, 03/01/34(a)(b)	465	468,993
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	1,477	1,504,728
6.75%, 07/15/31(a)(b)	300	305,932
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	125	120,512
Knife River Corp., 7.75%, 05/01/31(b)	228	239,219

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	$205	$189,732
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	335	344,181
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	410	415,985
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(b)	605	599,316
8.88%, 11/15/31(b)	505	544,215
Standard Industries Inc./NJ
3.38%, 01/15/31(b)	629	538,094
4.38%, 07/15/30(b)	780	710,580
4.75%, 01/15/28(b)	540	517,350
5.00%, 02/15/27(b)	499	488,240
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(b)	415	405,707
6.50%, 03/15/27(b)	160	160,200
7.25%, 01/15/31(b)	380	396,235
		9,514,615
Chemicals — 2.1%
Ashland Inc.
3.38%, 09/01/31(b)	210	180,959
6.88%, 05/15/43(a)	153	157,847
Avient Corp., 7.13%, 08/01/30(a)(b)	435	446,638
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	300	314,621
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	370	336,803
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	300	293,684
Element Solutions Inc., 3.88%, 09/01/28(b)	435	402,952
HB Fuller Co.
4.00%, 02/15/27	175	169,137
4.25%, 10/15/28(a)	150	140,069
INEOS Finance PLC
6.75%, 05/15/28(b)	265	266,080
7.50%, 04/15/29(b)	405	412,261
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	250	267,972
Ingevity Corp., 3.88%, 11/01/28(a)(b)	335	306,724
Methanex Corp.
5.13%, 10/15/27	380	369,994
5.25%, 12/15/29	380	369,818
5.65%, 12/01/44	160	139,666
Minerals Technologies Inc., 5.00%, 07/01/28(b)	230	221,122
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	291	263,248
5.25%, 06/01/27(b)	640	624,573
8.50%, 11/15/28(b)	235	249,412
9.00%, 02/15/30(b)	327	345,698
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	205	188,568
Olin Corp.
5.00%, 02/01/30(a)	263	250,589
5.13%, 09/15/27	295	287,952
5.63%, 08/01/29(a)	383	378,182
SNF Group SACA
3.13%, 03/15/27(b)	205	189,577
3.38%, 03/15/30(b)	205	176,387
		7,750,533
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 8.63%, 06/15/29(b)	250	262,830
Security	Par (000)	Value

Coal (continued)
SunCoke Energy Inc., 4.88%, 06/30/29(b)	$227	$207,603
		470,433
Commercial Services — 4.5%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	460	429,134
4.88%, 07/15/32(b)	401	372,813
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	250	242,955
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(b)	270	266,737
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	209	191,397
4.63%, 10/01/27(b)	246	236,312
APX Group Inc., 6.75%, 02/15/27(b)	225	224,739
Block Inc.
2.75%, 06/01/26	535	508,872
3.50%, 06/01/31	570	494,419
6.50%, 05/15/32(b)	1,050	1,067,012
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	1,145	1,205,998
Brink's Co. (The)
4.63%, 10/15/27(b)	280	271,440
6.50%, 06/15/29(b)	250	254,769
6.75%, 06/15/32(b)	235	239,555
CoreCivic Inc., 8.25%, 04/15/29(a)	290	305,214
GEO Group Inc. (The), 8.63%, 04/15/29	380	395,660
Graham Holdings Co., 5.75%, 06/01/26(b)	240	238,617
Grand Canyon University, 5.13%, 10/01/28	235	215,219
Herc Holdings Inc.
5.50%, 07/15/27(b)	666	660,503
6.63%, 06/15/29(b)	445	454,351
Hertz Corp. (The), 12.63%, 07/15/29(b)	405	430,704
Korn Ferry, 4.63%, 12/15/27(b)	265	255,393
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(b)	20	18,704
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27(b)	485	452,590
5.75%, 04/15/26(b)	689	688,464
Service Corp. International/U.S.
3.38%, 08/15/30(a)	515	455,665
4.00%, 05/15/31	415	373,898
4.63%, 12/15/27	325	315,957
5.13%, 06/01/29(a)	434	425,328
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(b)	270	263,504
TriNet Group Inc.
3.50%, 03/01/29(b)	215	194,819
7.13%, 08/15/31(b)	230	236,780
United Rentals North America Inc.
3.75%, 01/15/32	440	388,408
3.88%, 11/15/27	398	379,603
3.88%, 02/15/31	560	506,105
4.00%, 07/15/30	428	391,471
4.88%, 01/15/28	845	826,426
5.25%, 01/15/30(a)	458	448,042
5.50%, 05/15/27	255	254,023
6.13%, 03/15/34(b)	630	632,970
		16,214,570
Computers — 1.4%
ASGN Inc., 4.63%, 05/15/28(b)	295	282,665
Crane NXT Co., 4.20%, 03/15/48	200	141,831

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Crowdstrike Holdings Inc., 3.00%, 02/15/29	$455	$408,316
Insight Enterprises Inc., 6.63%, 05/15/32(b)	286	294,227
KBR Inc., 4.75%, 09/30/28(b)	125	118,881
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	745	813,854
Seagate HDD Cayman
4.09%, 06/01/29	245	230,584
4.13%, 01/15/31	150	135,998
4.88%, 06/01/27(a)	299	294,741
5.75%, 12/01/34	263	257,133
8.25%, 12/15/29(a)	220	237,090
8.50%, 07/15/31(a)	229	248,644
9.63%, 12/01/32(a)	440	503,990
Western Digital Corp., 4.75%, 02/15/26	1,211	1,189,959
		5,157,913
Cosmetics & Personal Care — 0.8%
Coty Inc., 5.00%, 04/15/26(b)	400	395,674
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	203	194,231
6.63%, 07/15/30(a)(b)	429	440,512
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	300	279,160
5.50%, 06/01/28(b)	405	397,015
Perrigo Finance Unlimited Co.
4.38%, 03/15/26	220	215,039
4.90%, 06/15/30	385	363,398
4.90%, 12/15/44	175	142,453
Prestige Brands Inc.
3.75%, 04/01/31(b)	315	277,704
5.13%, 01/15/28(b)	245	239,531
		2,944,717
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc.,
4.00%, 01/15/28(b)	420	396,656
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	180	164,065
6.50%, 07/15/32(b)	325	324,983
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(b)	340	347,147
		1,232,851
Diversified Financial Services — 6.2%
Ally Financial Inc.
5.75%, 11/20/25(a)	620	622,197
6.70%, 02/14/33(a)	271	278,556
Bread Financial Holdings Inc., 9.75%, 03/15/29(b)	465	498,560
Brightsphere Investment Group Inc., 4.80%, 07/27/26(a)	145	140,517
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	240	234,655
6.88%, 04/15/30(b)	210	207,140
9.25%, 07/01/31(b)	390	415,573
Credit Acceptance Corp.
6.63%, 03/15/26	239	239,159
9.25%, 12/15/28(b)	325	346,823
Encore Capital Group Inc.
8.50%, 05/15/30(b)	270	280,086
9.25%, 04/01/29(b)	235	247,619
GGAM Finance Ltd.
6.88%, 04/15/29(b)	235	240,272
8.00%, 02/15/27(b)	340	351,534
8.00%, 06/15/28(a)(b)	223	236,012
Security	Par (000)	Value

Diversified Financial Services (continued)
7.75%, 05/15/26(b)	$225	$230,397
goeasy Ltd.
4.38%, 05/01/26(b)	184	178,620
7.63%, 07/01/29(b)	249	254,690
9.25%, 12/01/28(b)	353	378,566
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	370	350,254
7.13%, 04/30/31(b)	780	809,079
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	420	390,082
Jefferson Capital Holdings LLC
6.00%, 08/15/26(b)	175	173,756
9.50%, 02/15/29(b)	245	257,051
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(b)	270	277,101
6.50%, 03/26/31(b)	305	316,528
8.13%, 03/30/29(a)(b)	305	322,697
8.38%, 05/01/28(b)	290	307,069
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	230	206,593
6.50%, 05/01/28(b)	575	555,375
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26(b)	245	240,914
Navient Corp.
4.88%, 03/15/28	296	276,276
5.00%, 03/15/27(a)	405	391,571
5.50%, 03/15/29	375	348,735
5.63%, 08/01/33(a)	320	266,513
6.75%, 06/15/26	282	285,015
9.38%, 07/25/30	275	292,982
11.50%, 03/15/31	275	304,770
OneMain Finance Corp.
3.50%, 01/15/27(a)	438	413,919
3.88%, 09/15/28	370	338,002
4.00%, 09/15/30	466	407,915
5.38%, 11/15/29	435	418,024
6.63%, 01/15/28	415	420,516
7.13%, 03/15/26	853	867,598
7.50%, 05/15/31	430	442,157
7.88%, 03/15/30	275	286,733
9.00%, 01/15/29	485	514,237
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	260	241,031
5.38%, 10/15/25(b)	375	372,755
5.75%, 09/15/31(a)(b)	300	286,596
7.13%, 11/15/30(b)	335	337,566
7.88%, 12/15/29(b)	450	471,053
PRA Group Inc.
5.00%, 10/01/29(a)(b)	187	165,268
7.38%, 09/01/25(b)	165	164,861
8.38%, 02/01/28(b)	210	212,612
8.88%, 01/31/30(b)	220	223,877
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(b)	665	628,350
3.63%, 03/01/29(b)	450	413,099
3.88%, 03/01/31(b)	720	640,460
4.00%, 10/15/33(a)(b)	437	375,855
SLM Corp.
3.13%, 11/02/26	284	268,754
4.20%, 10/29/25	290	284,701
StoneX Group Inc., 7.88%, 03/01/31(b)	310	322,708

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial, 7.25%, 02/02/33	$405	$414,217
United Wholesale Mortgage LLC
5.50%, 11/15/25(b)	320	317,611
5.50%, 04/15/29(a)(b)	380	366,382
5.75%, 06/15/27(b)	195	192,079
		22,562,273
Electric — 4.4%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	520	529,142
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(d)	415	379,369
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(b)	270	267,160
Calpine Corp.
3.75%, 03/01/31(b)	524	464,745
4.50%, 02/15/28(b)	721	690,680
5.25%, 06/01/26(b)	233	231,281
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	500	442,839
3.75%, 01/15/32(a)(b)	196	170,918
4.75%, 03/15/28(b)	390	374,378
DPL Inc., 4.35%, 04/15/29	233	218,796
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(d)	275	287,843
8.13%, 06/15/53, (5-year CMT + 3.864%)(d)	259	271,338
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(b)(d)(e)	815	902,965
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(d)	649	645,594
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)(b)(d)	270	275,086
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	210	191,083
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	280	268,703
4.50%, 09/15/27(a)(b)	305	292,052
7.25%, 01/15/29(a)(b)	330	342,781
NRG Energy Inc.
3.38%, 02/15/29(b)	245	220,501
3.63%, 02/15/31(a)(b)	565	494,378
3.88%, 02/15/32(b)	282	246,281
5.25%, 06/15/29(a)(b)	435	422,977
5.75%, 01/15/28(a)	345	342,862
6.63%, 01/15/27	232	231,834
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(b)	363	342,555
PG&E Corp.
5.00%, 07/01/28	550	536,474
5.25%, 07/01/30(a)	567	547,889
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	589	634,723
Terraform Global Operating LP, 6.13%, 03/01/26(b)	190	189,467
TransAlta Corp.
6.50%, 03/15/40	165	167,057
7.75%, 11/15/29	230	241,305
Vistra Operations Co. LLC
4.38%, 05/01/29(b)	700	660,534
5.00%, 07/31/27(b)	805	788,208
5.50%, 09/01/26(b)	590	584,662
5.63%, 02/15/27(b)	635	630,122
6.88%, 04/15/32(b)	585	602,095
Security	Par (000)	Value

Electric (continued)
7.75%, 10/15/31(b)	$740	$781,999
		15,912,676
Electrical Components & Equipment — 0.6%
EnerSys
4.38%, 12/15/27(b)	181	173,724
6.63%, 01/15/32(a)(b)	150	152,695
WESCO Distribution Inc.
6.38%, 03/15/29(b)	518	524,700
6.63%, 03/15/32(a)(b)	425	432,939
7.25%, 06/15/28(b)	805	824,917
		2,108,975
Electronics — 1.0%
Atkore Inc., 4.25%, 06/01/31(b)	250	223,474
Coherent Corp., 5.00%, 12/15/29(a)(b)	530	505,566
Imola Merger Corp., 4.75%, 05/15/29(b)	1,020	960,007
Sensata Technologies BV
4.00%, 04/15/29(b)	555	514,306
5.88%, 09/01/30(b)	280	276,346
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	408	360,360
4.38%, 02/15/30(b)	279	259,247
6.63%, 07/15/32(b)	235	238,069
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	310	287,840
		3,625,215
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	420	389,955
5.00%, 01/31/28(b)	345	332,465
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	316	307,512
		1,029,932
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27(a)	585	577,977
Arcosa Inc., 4.38%, 04/15/29(b)	240	226,216
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	285	269,270
Fluor Corp., 4.25%, 09/15/28(a)	345	331,737
TopBuild Corp.
3.63%, 03/15/29(a)(b)	185	170,300
4.13%, 02/15/32(a)(b)	305	274,746
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	250	238,007
		2,088,253
Entertainment — 2.2%
Caesars Entertainment Inc.
6.50%, 02/15/32(b)	813	823,729
7.00%, 02/15/30(b)	1,110	1,145,048
International Game Technology PLC
4.13%, 04/15/26(b)	410	401,989
5.25%, 01/15/29(b)	380	372,594
6.25%, 01/15/27(b)	395	398,750
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	310	291,474
6.50%, 05/15/27(b)	620	627,390
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26(b)	173	168,722
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	475	431,257
4.63%, 04/06/31(b)	200	175,204
8.45%, 07/27/30(b)	220	234,476
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	500	513,418

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(b)	$200	$192,574
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	305	311,821
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	483	416,441
3.75%, 12/01/29(a)(b)	235	213,481
3.88%, 07/15/30(b)	305	274,931
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(b)	300	288,787
7.13%, 02/15/31(b)	555	578,566
		7,860,652
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27(b)	235	230,007
5.13%, 07/15/29(b)	170	164,537
6.38%, 02/01/31(a)(b)	315	318,567
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	440	409,021
3.75%, 08/01/25(b)	405	400,426
5.13%, 12/15/26(b)	265	262,576
6.75%, 01/15/31(b)	550	565,573
Stericycle Inc., 3.88%, 01/15/29(b)	301	286,176
		2,636,883
Food — 2.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26(b)	450	435,078
3.50%, 03/15/29(b)	675	614,958
4.63%, 01/15/27(b)	670	653,219
4.88%, 02/15/30(a)(b)	485	463,374
5.88%, 02/15/28(b)	440	436,265
6.50%, 02/15/28(a)(b)	431	437,234
7.50%, 03/15/26(b)	275	278,575
Ingles Markets Inc., 4.00%, 06/15/31(b)	208	184,011
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	580	529,477
4.38%, 01/31/32(a)(b)	380	342,510
4.88%, 05/15/28(a)(b)	301	291,623
Performance Food Group Inc.
4.25%, 08/01/29(b)	455	421,412
5.50%, 10/15/27(b)	525	517,992
Pilgrim's Pride Corp.
3.50%, 03/01/32	395	342,398
4.25%, 04/15/31	505	468,557
6.25%, 07/01/33	540	559,184
6.88%, 05/15/34	295	318,822
Post Holdings Inc., 6.25%, 02/15/32(a)(b)	525	531,661
Safeway Inc., 7.25%, 02/01/31	150	159,914
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	300	281,217
4.75%, 02/15/29(b)	500	478,771
6.88%, 09/15/28(b)	300	308,397
7.25%, 01/15/32(b)	300	313,741
		9,368,390
Health Care - Products — 1.5%
Avantor Funding Inc.
3.88%, 11/01/29(b)	499	459,797
4.63%, 07/15/28(b)	795	765,433
Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29(b)	$475	$433,050
4.63%, 02/01/28(b)	210	203,302
Medline Borrower LP, 3.88%, 04/01/29(b)	2,520	2,351,701
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(b)	695	709,136
Teleflex Inc.
4.25%, 06/01/28(b)	292	277,375
4.63%, 11/15/27	278	270,358
		5,470,152
Health Care - Services — 2.8%
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	275	254,397
4.00%, 03/15/31(a)(b)	310	281,674
4.25%, 05/01/28(b)	313	298,133
Encompass Health Corp.
4.50%, 02/01/28	425	410,883
4.63%, 04/01/31	225	209,610
4.75%, 02/01/30	425	405,143
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	303	307,343
IQVIA Inc.
5.00%, 10/15/26(b)	550	541,916
5.00%, 05/15/27(b)	720	706,725
6.50%, 05/15/30(b)	240	246,941
Molina Healthcare Inc.
3.88%, 11/15/30(b)	373	337,319
3.88%, 05/15/32(b)	430	379,197
4.38%, 06/15/28(b)	460	437,903
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	230	208,917
Tenet Healthcare Corp.
4.25%, 06/01/29	795	750,025
4.38%, 01/15/30	815	764,531
4.63%, 06/15/28(a)	365	351,748
5.13%, 11/01/27	885	869,255
6.13%, 06/15/30	1,063	1,066,999
6.75%, 05/15/31(a)	682	700,786
Toledo Hospital (The)
4.98%, 11/15/45	90	67,855
6.02%, 11/15/48	275	242,696
Series B, 5.33%, 11/15/28	164	158,393
		9,998,389
Holding Companies - Diversified — 1.0%
Benteler International AG, Class A, 10.50%, 05/15/28(b)	340	361,589
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	380	330,679
5.25%, 05/15/27	774	742,336
6.25%, 05/15/26	678	675,819
9.00%, 06/15/30(b)	405	410,261
9.75%, 01/15/29(b)	355	373,837
Stena International SA
7.25%, 01/15/31(b)	405	414,302
7.63%, 02/15/31(b)	240	246,785
		3,555,608
Home Builders — 1.5%
Century Communities Inc.
3.88%, 08/15/29(b)	248	226,114
6.75%, 06/01/27	290	291,658
Forestar Group Inc.
3.85%, 05/15/26(b)	214	206,927

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
5.00%, 03/01/28(b)	$180	$173,279
Installed Building Products Inc., 5.75%, 02/01/28(b)	155	152,821
KB Home
4.00%, 06/15/31(a)	207	186,745
4.80%, 11/15/29	168	160,912
6.88%, 06/15/27(a)	175	180,544
7.25%, 07/15/30(a)	189	196,099
LGI Homes Inc.
4.00%, 07/15/29(b)	160	143,243
8.75%, 12/15/28(b)	251	266,675
M/I Homes Inc.
3.95%, 02/15/30	195	177,318
4.95%, 02/01/28	225	219,617
Mattamy Group Corp.
4.63%, 03/01/30(b)	335	313,700
5.25%, 12/15/27(b)	265	259,145
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	280	268,236
4.75%, 04/01/29	170	161,167
STL Holding Co. LLC, 8.75%, 02/15/29(b)	113	117,645
Taylor Morrison Communities Inc.
5.13%, 08/01/30(b)	295	287,632
5.75%, 01/15/28(b)	270	270,295
5.88%, 06/15/27(b)	220	220,897
Thor Industries Inc., 4.00%, 10/15/29(b)	310	279,342
Tri Pointe Homes Inc.
5.25%, 06/01/27	187	185,531
5.70%, 06/15/28	190	189,493
Winnebago Industries Inc., 6.25%, 07/15/28(b)	200	198,271
		5,333,306
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31(b)	435	374,415
4.00%, 04/15/29(a)(b)	415	379,063
		753,478
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(b)	620	626,331
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	310	282,231
Central Garden & Pet Co.
4.13%, 10/15/30(a)	296	267,447
4.13%, 04/30/31(b)	121	107,507
5.13%, 02/01/28(a)	179	174,544
		831,729
Housewares — 0.6%
Newell Brands Inc.
5.70%, 04/01/26	1,143	1,140,269
6.38%, 09/15/27(a)	295	294,665
6.63%, 09/15/29(a)	300	300,984
6.88%, 04/01/36(a)	225	215,456
7.00%, 04/01/46	340	298,639
		2,250,013
Insurance — 0.7%
Assurant Inc., 7.00%, 03/27/48, (3-mo. LIBOR US + 4.135%)(d)	220	223,741
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	155	151,881
6.80%, 01/24/30(b)	245	242,862
Security	Par (000)	Value

Insurance (continued)
Genworth Holdings Inc., 6.50%, 06/15/34	$135	$129,970
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(b)(d)	430	403,367
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(d)	342	347,075
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(b)(d)	305	285,475
4.30%, 02/01/61(a)(b)	435	273,698
7.80%, 03/07/87(a)(b)	250	268,108
Ryan Specialty LLC, 4.38%, 02/01/30(b)	225	211,805
		2,537,982
Internet — 2.0%
Cogent Communications Group Inc., 3.50%, 05/01/26(b)	290	278,609
Gen Digital Inc.
6.75%, 09/30/27(b)	480	488,220
7.13%, 09/30/30(a)(b)	355	367,002
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	465	422,790
5.25%, 12/01/27(b)	350	344,570
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	275	237,167
4.13%, 08/01/30(a)(b)	291	261,455
4.63%, 06/01/28(b)	255	243,256
5.00%, 12/15/27(b)	266	258,675
5.63%, 02/15/29(a)(b)	210	204,395
Rakuten Group Inc.
9.75%, 04/15/29(b)	1,035	1,095,715
11.25%, 02/15/27(b)	960	1,037,242
Uber Technologies Inc.
4.50%, 08/15/29(a)(b)	725	698,836
6.25%, 01/15/28(b)	268	270,365
7.50%, 09/15/27(b)	650	662,233
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	250	225,496
		7,096,026
Iron & Steel — 1.3%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	430	430,870
Carpenter Technology Corp.
6.38%, 07/15/28	237	238,368
7.63%, 03/15/30	170	177,355
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	230	217,925
4.88%, 03/01/31(a)(b)	185	168,847
5.88%, 06/01/27	310	309,589
6.75%, 04/15/30(b)	445	448,024
7.00%, 03/15/32(a)(b)	375	376,355
Commercial Metals Co.
3.88%, 02/15/31	190	170,687
4.13%, 01/15/30	185	171,296
4.38%, 03/15/32	165	150,758
Mineral Resources Ltd.
8.00%, 11/01/27(b)	225	230,928
8.13%, 05/01/27(b)	400	405,364
8.50%, 05/01/30(b)	335	349,772
9.25%, 10/01/28(b)	580	616,809
U.S. Steel Corp.
6.65%, 06/01/37(a)	147	150,283
6.88%, 03/01/29(a)	151	151,923
		4,765,153

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 2.4%
Acushnet Co., 7.38%, 10/15/28(b)	$200	$208,542
Amer Sports Co., 6.75%, 02/16/31(a)(b)	365	363,065
Carnival Corp.
4.00%, 08/01/28(b)	1,252	1,184,590
7.00%, 08/15/29(b)	295	307,699
Life Time Inc., 5.75%, 01/15/26(b)	507	505,070
NCL Corp. Ltd.
8.13%, 01/15/29(b)	435	462,442
8.38%, 02/01/28(b)	220	231,782
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	295	277,995
4.25%, 07/01/26(b)	385	374,970
5.38%, 07/15/27(a)(b)	575	571,626
5.50%, 08/31/26(b)	466	463,900
5.50%, 04/01/28(b)	835	831,825
6.00%, 02/01/33(b)	365	367,392
6.25%, 03/15/32(a)(b)	675	688,362
7.25%, 01/15/30(b)	430	450,677
7.50%, 10/15/27	180	190,323
9.25%, 01/15/29(b)	525	561,176
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	234	230,898
Vista Outdoor Inc., 4.50%, 03/15/29(b)	225	223,850
VOC Escrow Ltd., 5.00%, 02/15/28(b)	378	368,842
		8,865,026
Lodging — 2.3%
Boyd Gaming Corp.
4.75%, 12/01/27	595	578,259
4.75%, 06/15/31(b)	490	451,354
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26(b)	270	260,008
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	770	674,400
3.75%, 05/01/29(b)	440	407,924
4.00%, 05/01/31(b)	589	533,496
4.88%, 01/15/30	533	515,332
5.75%, 05/01/28(b)	265	264,721
5.88%, 04/01/29(b)	300	302,331
6.13%, 04/01/32(b)	235	237,384
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(b)	465	469,558
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	355	350,302
MGM Resorts International
4.63%, 09/01/26	230	225,502
4.75%, 10/15/28(a)	365	350,885
5.50%, 04/15/27	345	342,447
6.50%, 04/15/32(a)	417	418,410
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	350	325,312
4.63%, 03/01/30(b)	194	178,287
6.00%, 04/01/27	230	230,746
6.60%, 10/01/25	210	211,768
6.63%, 07/31/26(b)	363	366,350
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(b)	320	301,933
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	485	475,194
		8,471,903
Security	Par (000)	Value

Machinery — 0.7%
BWX Technologies Inc.
4.13%, 06/30/28(b)	$248	$235,963
4.13%, 04/15/29(a)(b)	216	203,681
Chart Industries Inc., 7.50%, 01/01/30(b)	715	743,816
Esab Corp., 6.25%, 04/15/29(b)	430	436,078
Mueller Water Products Inc., 4.00%, 06/15/29(b)	285	265,931
Terex Corp., 5.00%, 05/15/29(a)(b)	360	345,972
Vertiv Group Corp., 4.13%, 11/15/28(b)	405	383,711
		2,615,152
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30(b)	235	216,540
5.63%, 07/01/27(b)	255	250,900
Hillenbrand Inc.
3.75%, 03/01/31	205	179,767
5.00%, 09/15/26	216	213,227
6.25%, 02/15/29(a)	270	273,351
Trinity Industries Inc., 7.75%, 07/15/28(b)	325	339,152
		1,472,937
Media — 6.5%
AMC Networks Inc., 10.25%, 01/15/29(a)(b)	475	469,376
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	909	773,430
4.25%, 01/15/34(a)(b)	550	434,494
4.50%, 08/15/30(b)	802	702,185
4.50%, 05/01/32	860	720,058
4.50%, 06/01/33(b)	520	427,181
4.75%, 03/01/30(b)	907	811,995
4.75%, 02/01/32(b)	355	303,597
5.00%, 02/01/28(b)	747	711,160
5.13%, 05/01/27(b)	980	951,839
5.38%, 06/01/29(b)	451	421,622
5.50%, 05/01/26(b)	269	267,562
6.38%, 09/01/29(b)	472	459,570
7.38%, 03/01/31(b)	350	353,437
Directv Financing LLC, 8.88%, 02/01/30(b)	430	430,604
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(b)	1,941	1,869,089
Gannett Holdings LLC, 6.00%, 11/01/26(a)(b)	155	150,557
Gray Television Inc., 10.50%, 07/15/29(a)(b)	680	709,585
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	470	391,064
6.75%, 10/15/27(b)	540	503,249
News Corp.
3.88%, 05/15/29(b)	546	505,496
5.13%, 02/15/32(a)(b)	265	251,746
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	465	427,834
5.63%, 07/15/27(b)	877	850,571
Paramount Global
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(d)	355	310,056
6.38%, 03/30/62, (5-year CMT + 3.999%)(a)(d)	545	500,378
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	285	185,410
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	555	527,284
3.88%, 09/01/31(a)(b)	815	680,811
4.00%, 07/15/28(b)	1,110	1,018,706
4.13%, 07/01/30(a)(b)	840	730,107
5.00%, 08/01/27(b)	850	822,488
5.50%, 07/01/29(b)	605	578,311

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	$602	$547,688
TEGNA Inc.
4.63%, 03/15/28	530	486,242
4.75%, 03/15/26(b)	308	303,264
5.00%, 09/15/29(a)	599	546,612
Virgin Media Secured Finance PLC
4.50%, 08/15/30(b)	505	437,914
5.50%, 05/15/29(b)	745	693,857
VZ Secured Financing BV, 5.00%, 01/15/32(b)	760	665,974
Ziggo BV, 4.88%, 01/15/30(b)	570	518,924
		23,451,327
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	210	205,665
6.38%, 06/15/30(b)	300	302,009
Vallourec SACA, 7.50%, 04/15/32(b)	425	444,665
		952,339
Mining — 1.6%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	315	294,227
5.50%, 12/15/27(a)(b)	450	443,716
6.13%, 05/15/28(b)	210	210,331
7.13%, 03/15/31(b)	355	366,439
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	361	384,085
Constellium SE
3.75%, 04/15/29(b)	280	255,510
5.63%, 06/15/28(b)	90	88,483
5.88%, 02/15/26(b)	150	149,828
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(b)	790	714,048
4.50%, 09/15/27(b)	380	364,471
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(b)	385	379,399
6.13%, 04/15/32(a)(b)	435	430,596
Novelis Corp.
3.25%, 11/15/26(b)	445	423,368
3.88%, 08/15/31(b)	399	350,515
4.75%, 01/30/30(b)	845	798,414
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	200	205,146
		5,858,576
Office & Business Equipment — 0.3%
Xerox Holdings Corp.
5.00%, 08/15/25(b)	197	193,585
5.50%, 08/15/28(b)	420	356,335
8.88%, 11/30/29(b)	275	255,479
Zebra Technologies Corp., 6.50%, 06/01/32(b)	292	300,034
		1,105,433
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	244	235,404
Oil & Gas — 6.8%
Antero Resources Corp.
5.38%, 03/01/30(b)	362	353,846
7.63%, 02/01/29(b)	193	199,348
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)(b)	250	245,199
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	328	334,958
8.50%, 04/30/30(b)	340	358,878
Security	Par (000)	Value

Oil & Gas (continued)
Chesapeake Energy Corp.
5.50%, 02/01/26(b)	$255	$253,543
5.88%, 02/01/29(b)	280	278,270
6.75%, 04/15/29(b)	485	490,029
Chord Energy Corp., 6.38%, 06/01/26(b)	130	130,594
Civitas Resources Inc.
5.00%, 10/15/26(b)	197	192,676
8.38%, 07/01/28(b)	794	833,630
8.63%, 11/01/30(b)	485	523,852
8.75%, 07/01/31(b)	755	811,910
CNX Resources Corp.
6.00%, 01/15/29(b)	250	247,465
7.25%, 03/01/32(b)	240	247,934
7.38%, 01/15/31(a)(b)	295	304,560
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	370	375,097
7.63%, 04/01/32(b)	398	408,174
9.25%, 02/15/28(b)	537	566,901
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29(b)	160	160,664
5.63%, 10/15/25(b)	525	524,329
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28(b)	442	446,137
Energean PLC, 6.50%, 04/30/27(b)	230	226,274
Harbour Energy PLC, 5.50%, 10/15/26(b)	220	217,196
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	240	235,978
6.00%, 04/15/30(b)	280	273,942
6.00%, 02/01/31(b)	330	320,271
6.25%, 11/01/28(b)	360	359,908
6.25%, 04/15/32(b)	294	285,981
6.88%, 05/15/34(b)	277	275,574
8.38%, 11/01/33(b)	325	351,561
Matador Resources Co.
6.50%, 04/15/32(b)	493	495,522
6.88%, 04/15/28(b)	260	265,134
MEG Energy Corp.
5.88%, 02/01/29(b)	375	370,327
7.13%, 02/01/27(a)(b)	53	53,691
Murphy Oil Corp.
5.88%, 12/01/27	180	179,936
5.88%, 12/01/42(a)	180	164,906
6.38%, 07/15/28	189	190,250
Noble Finance II LLC, 8.00%, 04/15/30(b)	346	363,359
Parkland Corp.
4.50%, 10/01/29(b)	425	396,843
4.63%, 05/01/30(b)	415	385,835
5.88%, 07/15/27(b)	275	274,070
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	485	475,748
7.88%, 09/15/30(b)	185	191,603
Permian Resources Operating LLC
5.38%, 01/15/26(b)	175	174,694
5.88%, 07/01/29(b)	305	303,156
6.25%, 02/01/33(b)	365	367,746
7.00%, 01/15/32(a)(b)	570	590,169
7.75%, 02/15/26(b)	150	151,865
8.00%, 04/15/27(b)	220	227,083
9.88%, 07/15/31(b)	265	295,263
Range Resources Corp.
4.75%, 02/15/30(a)(b)	280	265,215

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
8.25%, 01/15/29	$325	$337,586
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	335	353,099
SM Energy Co.
6.50%, 07/15/28	260	259,385
6.63%, 01/15/27	260	260,302
6.75%, 09/15/26	245	245,264
6.75%, 08/01/29(b)	295	296,956
7.00%, 08/01/32(b)	245	247,656
Southwestern Energy Co.
4.75%, 02/01/32	634	592,467
5.38%, 02/01/29	380	372,150
5.38%, 03/15/30	650	634,540
8.38%, 09/15/28	165	170,398
Sunoco LP
7.00%, 05/01/29(b)	440	452,875
7.25%, 05/01/32(b)	351	364,883
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(a)	460	434,698
4.50%, 04/30/30	438	408,693
5.88%, 03/15/28	245	244,061
6.00%, 04/15/27	360	359,268
7.00%, 09/15/28(b)	303	311,667
Valaris Ltd., 8.38%, 04/30/30(b)	631	660,697
Viper Energy Inc.
5.38%, 11/01/27(b)	225	221,417
7.38%, 11/01/31(a)(b)	213	223,531
		24,468,687
Oil & Gas Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)	465	463,881
Enerflex Ltd., 9.00%, 10/15/27(b)	325	335,126
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(b)	195	208,360
Oceaneering International Inc., 6.00%, 02/01/28	170	169,288
		1,176,655
Packaging & Containers — 2.0%
Ball Corp.
2.88%, 08/15/30	652	560,062
3.13%, 09/15/31(a)	460	392,666
6.00%, 06/15/29	560	565,448
6.88%, 03/15/28	315	323,882
Berry Global Inc.
4.50%, 02/15/26(a)(b)	175	170,927
5.63%, 07/15/27(b)	275	272,188
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)(b)	250	242,377
Crown Americas LLC, 5.25%, 04/01/30(a)	300	293,815
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	213	205,940
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	420	413,576
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	225	234,458
Graphic Packaging International LLC
3.50%, 03/15/28(b)	260	242,560
3.50%, 03/01/29(b)	220	200,033
3.75%, 02/01/30(a)(b)	245	222,384
4.75%, 07/15/27(a)(b)	170	166,754
6.38%, 07/15/32(a)(b)	250	252,853
OI European Group BV, 4.75%, 02/15/30(b)	205	188,538
Sealed Air Corp.
4.00%, 12/01/27(b)	280	265,541
Security	Par (000)	Value

Packaging & Containers (continued)
5.00%, 04/15/29(a)(b)	$255	$246,283
6.50%, 07/15/32(b)	175	177,384
6.88%, 07/15/33(b)	240	252,533
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	445	448,076
7.25%, 02/15/31(b)	185	192,604
Silgan Holdings Inc., 4.13%, 02/01/28(a)	350	333,402
TriMas Corp., 4.13%, 04/15/29(b)	215	198,532
		7,062,816
Pharmaceuticals — 0.8%
180 Medical Inc., 3.88%, 10/15/29(b)	270	244,766
HLF Financing SARL LLC/Herbalife International Inc., 12.25%, 04/15/29(b)	400	400,911
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	865	812,372
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(b)	1,120	1,052,262
6.75%, 05/15/34(b)	270	272,418
		2,782,729
Pipelines — 7.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	435	425,345
5.75%, 03/01/27(b)	385	384,062
5.75%, 01/15/28(b)	392	389,364
6.63%, 02/01/32(b)	285	290,765
Buckeye Partners LP
3.95%, 12/01/26	330	318,055
4.13%, 12/01/27	156	146,655
4.50%, 03/01/28(b)	300	286,151
5.60%, 10/15/44	160	132,627
5.85%, 11/15/43	230	204,095
6.88%, 07/01/29(b)	320	325,092
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	255	233,670
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)	851	816,226
DT Midstream Inc.
4.13%, 06/15/29(b)	585	546,864
4.38%, 06/15/31(b)	570	525,522
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(d)	225	225,768
8.00%, 05/15/54, (5-year CMT + 4.020%)(d)	371	394,966
EQM Midstream Partners LP
4.13%, 12/01/26	285	278,229
4.50%, 01/15/29(b)	475	455,144
4.75%, 01/15/31(b)	631	595,785
5.50%, 07/15/28	505	502,492
6.38%, 04/01/29(b)	315	321,560
6.50%, 07/01/27(b)	480	489,146
6.50%, 07/15/48	310	314,675
7.50%, 06/01/27(b)	275	282,525
7.50%, 06/01/30(b)	165	178,074
Harvest Midstream I LP
7.50%, 09/01/28(b)	475	486,091
7.50%, 05/15/32(b)	275	282,939
Hess Midstream Operations LP
4.25%, 02/15/30(b)	442	410,227
5.13%, 06/15/28(b)	359	349,470
5.50%, 10/15/30(b)	210	204,010
5.63%, 02/15/26(b)	223	221,770
6.50%, 06/01/29(b)	300	305,857

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinetik Holdings LP
5.88%, 06/15/30(b)	$430	$425,652
6.63%, 12/15/28(a)(b)	485	494,562
New Fortress Energy Inc.
6.50%, 09/30/26(a)(b)	710	660,190
6.75%, 09/15/25(b)	510	501,385
8.75%, 03/15/29(a)(b)	410	371,771
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	285	286,607
NuStar Logistics LP
5.63%, 04/28/27	345	343,722
5.75%, 10/01/25(a)	352	352,044
6.00%, 06/01/26	269	269,281
6.38%, 10/01/30	350	357,203
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	220	205,545
4.95%, 07/15/29(b)	305	291,690
6.88%, 04/15/40(b)	270	265,565
7.50%, 07/15/38(b)	130	136,230
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	409	394,624
6.00%, 03/01/27(b)	270	268,056
6.00%, 12/31/30(b)	408	386,610
6.00%, 09/01/31(b)	260	245,081
7.38%, 02/15/29(b)	435	440,706
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	625	542,042
6.25%, 01/15/30(b)	565	580,256
3.88%, 08/15/29(b)	741	685,114
4.13%, 08/15/31(b)	705	640,880
Venture Global LNG Inc.
7.00%, 01/15/30(b)	710	717,415
8.13%, 06/01/28(b)	1,242	1,293,465
8.38%, 06/01/31(b)	1,280	1,345,111
9.50%, 02/01/29(b)	1,655	1,841,170
9.88%, 02/01/32(a)(b)	1,048	1,163,371
		26,828,569
Real Estate — 0.6%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	320	320,637
8.88%, 09/01/31(a)(b)	245	263,510
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)(b)	250	265,096
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	348	319,309
4.38%, 02/01/31(b)	355	317,294
5.38%, 08/01/28(b)	407	394,685
Newmark Group Inc., 7.50%, 01/12/29	375	393,695
		2,274,226
Real Estate Investment Trusts — 3.8%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(b)	189	173,489
Brandywine Operating Partnership LP
3.95%, 11/15/27	268	247,481
4.55%, 10/01/29(a)	220	197,779
8.05%, 03/15/28(a)	160	168,274
8.88%, 04/12/29(a)	225	238,997
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	245	228,912
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)(b)	300	271,512
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30(a)	$220	$167,535
3.95%, 11/01/27(a)	150	131,851
4.65%, 04/01/29(a)	270	227,727
5.95%, 02/15/28(a)	208	187,636
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	550	505,520
4.88%, 09/15/27(b)	585	571,226
4.88%, 09/15/29(b)	597	570,405
5.00%, 07/15/28(b)	290	281,125
5.25%, 03/15/28(b)	405	396,805
5.25%, 07/15/30(b)	740	712,184
5.63%, 07/15/32(b)	342	329,810
7.00%, 02/15/29(b)	440	452,072
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	410	382,944
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)(b)	295	285,457
4.75%, 06/15/29(b)	270	256,615
5.25%, 10/01/25(b)	185	184,110
7.00%, 07/15/31(b)	290	296,812
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(b)	270	245,823
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	393	371,348
5.88%, 10/01/28(b)	400	396,000
7.00%, 02/01/30(b)	305	310,480
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	320	303,161
4.75%, 10/15/27(a)	415	402,892
6.50%, 04/01/32(b)	502	507,671
7.25%, 07/15/28(b)	250	258,130
RLJ Lodging Trust LP
3.75%, 07/01/26(b)	285	272,066
4.00%, 09/15/29(b)	290	258,781
SBA Communications Corp.
3.13%, 02/01/29(a)	799	723,381
3.88%, 02/15/27	885	852,076
Standard Industries Inc./NJ, 6.50%, 08/15/32(b)	115	115,209
Starwood Property Trust Inc.
3.63%, 07/15/26(a)(b)	210	200,096
4.38%, 01/15/27(a)(b)	280	268,864
7.25%, 04/01/29(a)(b)	315	323,961
Vornado Realty LP
2.15%, 06/01/26	230	215,855
3.40%, 06/01/31	195	158,893
		13,650,965
Retail — 5.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	455	416,980
3.88%, 01/15/28(b)	855	803,886
Academy Ltd., 6.00%, 11/15/27(b)	265	262,350
Advance Auto Parts Inc.
1.75%, 10/01/27	185	164,205
3.50%, 03/15/32(a)	195	169,272
3.90%, 04/15/30(a)	270	249,037
5.90%, 03/09/26	175	175,456
5.95%, 03/09/28	153	154,121

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Asbury Automotive Group Inc.
4.50%, 03/01/28(a)	$245	$234,313
4.63%, 11/15/29(a)(b)	315	294,341
4.75%, 03/01/30	270	253,711
5.00%, 02/15/32(a)(b)	360	331,751
Bath & Body Works Inc.
5.25%, 02/01/28	230	225,380
6.63%, 10/01/30(b)	460	464,369
6.69%, 01/15/27(a)	157	159,593
6.75%, 07/01/36	308	308,324
6.88%, 11/01/35	435	440,727
7.50%, 06/15/29(a)	285	293,222
Beacon Roofing Supply Inc.
4.50%, 11/15/26(b)	177	171,800
6.50%, 08/01/30(b)	280	286,314
FirstCash Inc.
4.63%, 09/01/28(b)	290	277,066
5.63%, 01/01/30(b)	315	305,964
6.88%, 03/01/32(b)	285	288,239
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	245	209,706
Gap Inc. (The)
3.63%, 10/01/29(b)	435	380,231
3.88%, 10/01/31(a)(b)	426	357,840
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	440	410,174
6.38%, 01/15/30(b)	135	136,160
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	430	420,806
Kohl's Corp.
4.63%, 05/01/31(a)	290	235,403
5.55%, 07/17/45(a)	230	150,650
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	385	349,651
4.38%, 01/15/31(b)	295	264,783
4.63%, 12/15/27(b)	190	182,781
Macy's Retail Holdings LLC
4.30%, 02/15/43	110	79,048
4.50%, 12/15/34(a)	195	165,564
5.13%, 01/15/42	149	120,773
5.88%, 04/01/29(a)(b)	275	268,594
5.88%, 03/15/30(a)(b)	215	206,363
6.13%, 03/15/32(a)(b)	230	219,507
Marks & Spencer PLC, 7.13%, 12/01/37(b)	165	177,887
Murphy Oil USA Inc.
3.75%, 02/15/31(b)	313	277,931
4.75%, 09/15/29	262	250,648
5.63%, 05/01/27	148	146,527
Nordstrom Inc.
4.00%, 03/15/27	190	181,827
4.25%, 08/01/31(a)	246	218,934
4.38%, 04/01/30	265	240,937
5.00%, 01/15/44	525	420,118
6.95%, 03/15/28(a)	155	158,100
Penske Automotive Group Inc.
3.50%, 09/01/25	310	302,453
3.75%, 06/15/29	300	274,055
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28(b)	645	605,999
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(a)	321	319,864
Security	Par (000)	Value

Retail (continued)
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	$387	$353,744
4.88%, 11/15/31(a)(b)	281	250,945
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(b)	375	348,500
Vivo Energy Investments BV, 5.13%, 09/24/27(b)	200	190,100
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	290	239,129
3.45%, 06/01/26	725	690,807
4.10%, 04/15/50(a)	350	229,914
4.50%, 11/18/34(a)	175	139,156
4.65%, 06/01/46	165	111,973
4.80%, 11/18/44(a)	360	269,915
Yum! Brands Inc.
3.63%, 03/15/31(a)	609	543,207
4.63%, 01/31/32	554	516,648
4.75%, 01/15/30(a)(b)	353	340,181
5.35%, 11/01/43	160	152,777
5.38%, 04/01/32	550	532,884
6.88%, 11/15/37	195	213,676
		19,587,291
Semiconductors — 0.7%
Amkor Technology Inc., 6.63%, 09/15/27(b)	325	325,755
Entegris Inc.
3.63%, 05/01/29(b)	198	179,596
4.38%, 04/15/28(b)	245	232,586
4.75%, 04/15/29(b)	835	805,607
5.95%, 06/15/30(a)(b)	470	468,904
ON Semiconductor Corp., 3.88%, 09/01/28(b)	420	392,323
Synaptics Inc., 4.00%, 06/15/29(a)(b)	240	219,869
		2,624,640
Software — 1.3%
Camelot Finance SA, 4.50%, 11/01/26(b)	385	375,327
Clarivate Science Holdings Corp., 3.88%, 07/01/28(b)	531	498,068
Elastic NV, 4.13%, 07/15/29(b)	230	211,903
Fair Isaac Corp.
4.00%, 06/15/28(b)	512	481,735
5.25%, 05/15/26(b)	180	179,021
Open Text Corp.
3.88%, 02/15/28(a)(b)	407	379,939
3.88%, 12/01/29(b)	460	417,557
Open Text Holdings Inc.
4.13%, 02/15/30(b)	532	485,235
4.13%, 12/01/31(a)(b)	283	251,946
PTC Inc., 4.00%, 02/15/28(b)	300	284,137
RingCentral Inc., 8.50%, 08/15/30(a)(b)	233	244,803
ROBLOX Corp., 3.88%, 05/01/30(b)	575	515,245
Twilio Inc.
3.63%, 03/15/29	270	244,923
3.88%, 03/15/31(a)	295	264,900
		4,834,739
Telecommunications — 3.3%
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(b)(d)	290	275,194
4.88%, 11/23/81, (5-year CMT + 3.493%)(b)(d)	285	256,247
Ciena Corp., 4.00%, 01/31/30(b)	214	196,506
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	980	963,363
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	1,628	1,548,754

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	$390	$342,590
5.13%, 01/15/28(b)	239	230,437
6.25%, 03/25/29(a)(b)	302	294,858
7.38%, 04/02/32(b)	260	260,997
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(b)	300	294,150
Series 2034, 6.00%, 09/30/34(b)	300	283,500
Series 2036, 7.20%, 07/18/36(b)	200	204,306
Series 2038, 7.72%, 06/04/38(b)	300	321,246
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(b)(d)	435	421,083
Telecom Italia Capital SA
6.00%, 09/30/34(a)	300	282,376
6.38%, 11/15/33(a)	270	263,109
7.72%, 06/04/38	300	304,874
U.S. Cellular Corp., 6.70%, 12/15/33	270	289,116
ViaSat Inc., 5.63%, 04/15/27(b)	330	310,158
Viavi Solutions Inc., 3.75%, 10/01/29(b)	225	195,128
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	740	626,551
4.75%, 07/15/31(b)	710	609,560
7.75%, 04/15/32(b)	300	299,851
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	185	174,403
4.13%, 06/04/81, (5-year CMT + 2.767%)(a)(d)	540	475,299
5.13%, 06/04/81, (5-year CMT + 3.073%)(d)	520	390,706
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	1,133	1,172,916
Zegona Finance PLC, 8.63%, 07/15/29(b)	475	484,559
		11,771,837
Transportation — 0.7%
Cargo Aircraft Management Inc., 4.75%, 02/01/28(a)(b)	345	324,380
Danaos Corp., 8.50%, 03/01/28(b)	120	123,523
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(b)	335	305,556
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	415	419,949
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	470	464,768
RXO Inc., 7.50%, 11/15/27(b)	230	236,325
XPO CNW Inc., 6.70%, 05/01/34	113	118,722
XPO Inc.
7.13%, 06/01/31(a)(b)	267	275,401
7.13%, 02/01/32(b)	301	311,300
		2,579,924
Security	Par (000)	Value

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure
Investors LLC
7.00%, 05/01/31(a)(b)	$310	$319,615
7.00%, 06/15/32(a)(b)	445	458,937
7.88%, 12/01/30(b)	300	318,002
5.50%, 05/01/28(b)	532	521,575
		1,618,129
Total Long-Term Investments — 98.3%
(Cost: $351,212,613)	.	356,269,421

	Shares

Short-Term Securities
Money Market Funds — 17.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	60,588,620	60,612,856
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	1,230,000	1,230,000

Total Short-Term Securities — 17.0%
(Cost: $61,821,892)		61,842,856

Total Investments — 115.3%
(Cost: $413,034,505)		418,112,277
Liabilities in Excess of Other Assets — (15.3)%		(55,582,766)

Net Assets—100.0%		$362,529,511

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,738,963	$16,877,845	(a)	$—		$(5,036)	$1,084	$60,612,856	60,588,620	$147,739	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,370,000	—		(140,000	)(a)	—	—	1,230,000	1,230,000	51,324		—
						$(5,036)	$1,084	$61,842,856		$199,063		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$356,269,421	$—	$356,269,421
Short-Term Securities
Money Market Funds	61,842,856	—	—	61,842,856
	$61,842,856	$356,269,421	$—	$418,112,277

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate